Description of Business and Summary of Significant Accounting Policies - Description of Business (Details) - state	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2020
Business Acquisition [Line Items]
Number of states licensed as insurance agency	50
Number of states acting as managing general agent with underwriting and distributing of policies	37
Reinsured risk, percentage	12.00%
Spinnaker Insurance Company (Spinnaker)
Business Acquisition [Line Items]
Number of states with ability to write commercial and personal line products and licensed property casualty carrier		50